Volkswagen Auto Lease Trust 2015-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-31-16	PAGE 1

A. DATES		Begin	End	# days
1	Determination Date		9/16/2016
2	Payment Date		9/20/2016
3	Collection Period	7/30/2016	8/31/2016	33
4	Monthly Interest Period - Actual	8/22/2016	9/19/2016	29
5	Monthly Interest - Scheduled			30

B. SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	53,293,605.77	—	16,959,727.07	36,333,878.70	0.1614839
8	Class A-2-B Notes	447,000,000.00	105,876,630.10	—	33,693,324.43	72,183,305.67	0.1614839
9	Class A-3 Notes	428,000,000.00	428,000,000.00	—	—	428,000,000.00	1.0000000
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$696,170,235.87	$—	$50,653,051.50	$645,517,184.37

12	Overcollateralization	260,919,447.67	286,579,007.48			286,579,007.48

13	Total Securitization Value	$1,710,919,447.67	$982,749,243.35			$932,096,191.85

14	NPV Lease Payments Receivable	738,790,911.57	210,004,844.02			187,144,676.91
15	NPV Base Residual	972,128,536.10	772,744,399.33			744,951,514.94

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	38,637.86	0.1717238	16,998,364.93	75.5482886
18	Class A-2-B Notes	0.83244%	0.51244%	70,998.40	0.1588331	33,764,322.83	75.5353978
19	Class A-3 Notes	1.25000%	N/A	445,833.33	1.0416667	445,833.33	1.0416667
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			684,452.92		51,337,504.42

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received		22,542,276.14
22	Pull Ahead Waived Payments		—
23	Sales Proceeds - Early Terminations		17,729,299.69
24	Sales Proceeds via Customer - Scheduled Terminations		13,763,763.04
25	Security Deposits for Terminated Accounts		5,600.00
26	Excess Wear and Tear Received		171,636.94
27	Excess Mileage Charges Received		169,642.36
28	Other Recoveries Received		183,170.39

29	Subtotal: Total Collections		54,565,388.56

30	Repurchase Payments		—
31	Postmaturity Term Extension		—
32	Investment Earnings on Collection Account		19,541.72

33	Total Available Funds, prior to Servicer Advances		54,584,930.28

34	Servicer Advance		—

35	Total Available Funds		54,584,930.28

36	Reserve Account Draw		—

37	Available for Distribution		54,584,930.28

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 82)		—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods		—
41	Servicing Fee Due in Current Period		818,957.70
42	Servicing Fee Shortfall		—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods		—
45	Administration Fee Due in Current Period		5,000.00
46	Administration Fee Shortfall		—
47	Interest Paid to Noteholders		684,452.92
48	First Priority Principal Distribution Amount		—
49	Amount Paid to Reserve Account to Reach Specified Balance		—
50	Subtotal: Remaining Available Funds	53,076,519.66
51	Regular Principal Distribution Amount	50,653,051.50
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)		50,653,051.50
53	Other Amounts paid to Trustees		—

54	Remaining Available Funds		2,423,468.16

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		696,170,235.87
57	Less: Aggregate Securitization Value (End of Collection Period)		(932,096,191.85)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		696,170,235.87
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(645,517,184.37)

63	Regular Principal Distribution Amount		50,653,051.50

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		932,096,191.85
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(286,579,007.48)

67	Targeted Note Balance		645,517,184.37

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		54,584,930.28
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		818,957.70
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		684,452.92
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		53,076,519.66
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		53,076,519.66

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT

85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,554,597.24
87	Initial Reserve Account Balance		8,554,597.24

88	Beginning Reserve Account Balance		8,554,597.24
89	Plus: Net Investment Income for the Collection Period		2,055.70

90	Subtotal: Reserve Fund Available for Distribution		8,556,652.94
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,556,652.94
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		2,055.70

95	Equals: Ending Reserve Account Balance		8,554,597.24

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	1,173	17,434,315.63
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(13,911,184.15)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(264,601.23)
101	Less: Excess Wear and Tear Received		(171,636.94)
102	Less: Excess Mileage Received		(169,642.36)

103	Current Period Net Residual Losses/(Gains)	1,173	2,917,250.95

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	5,285	7,385,426.66
106	Current Period Net Residual Losses (Item 101)	1,173	2,917,250.95

107	Ending Cumulative Net Residual Losses	6,458	10,302,677.61

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.60%

G. POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,710,919,448	932,096,192
111	Aggregate Base Residual Value			1,148,071,534	792,144,706
112	Number of Current Contracts			69,355	46,950
113	Weighted Average Lease Rate			2.64%	2.60%
114	Average Remaining Term			28.6	9.9
115	Average Original Term			39.2	39.1
116	Proportion of Base Prepayment Assumption Realized				144.87%
117	Actual Monthly Prepayment Speed				1.22%
118	Turn-in Ratio on Scheduled Terminations				91.90%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		49,032	1,110,861,621	982,749,243
120	Depreciation/Payments			(16,702,565)	(14,880,998)
121	Gross Credit Losses		(38)	(799,672)	(789,308)
122	Early Terminations - Regular		(871)	(19,505,699)	(17,548,430)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	1,447,351	(95)	(1,465,139)	(1,356,110)
125	Scheduled Terminations - Sold at Auction	1,087,814	(402)	(5,904,209)	(5,477,965)
126	Scheduled Terminations - Purchased by Dealer	11,229,948	(676)	(11,632,383)	(10,600,241)

127	Pool Balance - End of Period		46,950	1,054,851,955	932,096,192

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		46,047	916,228,998	98.30%
130	31 - 90 Days Delinquent		803	14,018,069	1.50%
131	91+ Days Delinquent		100	1,849,124	0.20%

132	Total		46,950	932,096,192	100.00%

133	Credit Losses:			Units	Amounts
134	Aggregate Securitization Value on charged-off units			38	789,308
135	Aggregate Liquidation Proceeds on charged-off units				(393,658)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(183,530)

139	Current Period Aggregate Net Credit Losses/(Gains)			38	212,120

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			484	4,923,905
142	Current Period Net Credit Losses (Item 136)			38	212,120

143	Ending Cumulative Net Credit Losses			522	5,136,025

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.30%

145	Aging of Scheduled Maturies Not Sold				Units
146	0 - 60 Days since Contract Maturity				1,637
147	61 - 120 Days since Contract Maturity				662
148	121+ Days since Contract Maturity				731

VW CREDIT, INC., as Servicer

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
10/20/2016	73,837,488
11/20/2016	43,168,659
12/20/2016	31,455,262
1/20/2017	38,875,246
2/20/2017	39,583,809
3/20/2017	46,748,500
4/20/2017	63,804,411
5/20/2017	60,093,409
6/20/2017	68,637,561
7/20/2017	77,978,373
8/20/2017	62,917,931
9/20/2017	57,815,775
10/20/2017	54,342,745
11/20/2017	51,985,231
12/20/2017	45,535,910
1/20/2018	22,797,440
2/20/2018	17,895,649
3/20/2018	16,766,472
4/20/2018	14,321,069
5/20/2018	11,897,029
6/20/2018	9,268,585
7/20/2018	4,597,412
8/20/2018	3,571,273
9/20/2018	3,146,079
10/20/2018	4,307,973
11/20/2018	4,269,723
12/20/2018	2,404,107
1/20/2019	73,072
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—
4/20/2021	—
5/20/2021	—
6/20/2021	—
7/20/2021	—

Total:	932,096,191.84

(1) This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month